Revenue - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Net of royalties	$ 91.5	$ 3.0